Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Summary Of Provisions And Other Liabilities	Provisions and other liabilities

(in €‘000)	December 31, 2024	December 31, 2023
Defined benefit provision
Current	37	37
Non-current	500	500
Total	537	537
Warranty provision
Current	249	218
Non-current	77	72
Total	326	290
Share-based payment provision
Current	—	16,677
Non-current	—	10,217
Total	—	26,894
Subsidy provision
Current	1,425	1,649
Non-current	4,899	924
Total	6,324	2,573
Other provisions
Current	62	62
Non-current	83	80
Total	145	142
Total provisions and other liabilities
Current	1,773	18,643
Non-current	5,559	11,793
Total	7,332	30,436

Summary Of Maturities Of Total Provisions
Maturities of total provisions as at December 31, 2024 are as follows:

(in €‘000)	Amounts due within one year	Amounts due between one and five years	Amounts due after five years	Total
Defined benefit provision	37	116	384	537
Warranty provision	249	77	—	326
Share-based payment provision	—	—	—	—
Subsidy provision	1,425	1,192	3,707	6,324
Other provision	62	—	83	145
Total	1,773	1,385	4,174	7,332